                                                    Registration Nos. 333-109206
                                                                       811-02441

     As filed with the Securities and Exchange Commission on August 12, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.    [ ]                 [ ]

     Post-Effective Amendment No.   [3]                 [X]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                Amendment No.      [102]                [X]

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A Allen Parkway
                            Houston, Texas 77019-2191
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
               (Depositor's Telephone Number, including Area Code)

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                              Houston, Texas 77019
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that the filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on August 12, 2005 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts.

                                      NOTE

This Post-Effective Amendment No. 3 to the Form N-4 Registration Statement No. 333-109206 ("Registration Statement") of American General Life Insurance Company ("Depositor") and its Separate Account D ("Registrant") is being filed solely for the purpose of updating Part C information for the Depositor and the Registrant, including adding restated by-laws and a guarantee as exhibits.

                                     PART A

The Prospectus dated May 2, 2005, is incorporated into Part A, of this Post-Effective Amendment No. 3 by reference to the Registrant's Post-Effective Amendment No. 2, as filed on May 2, 2005 (File No. 333-109206).

                                     PART B

The Statement of Additional Information dated May 2, 2005 is incorporated into Part B of this Post-Effective Amendment No. 3 by reference to the Registrant's Post-Effective Amendment No. 2, as filed on May 2, 2005 (File No. 333-109206). All financial statements filed with the May 2, 2005 Statement of Additional Information are also incorporated by reference herein.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)  Financial statements.

The following financial statements have been included in Part B of the registration statement: the audited consolidated financial statements for American General Life Insurance Company for the year ended December 31, 2004, for the year ended December 31, 2003 and for the year ended December 31, 2002.

(b)  Exhibits.

     (1)(a) Certified resolutions regarding organization of Separate Account D of American General Life Insurance Company. (1)

     (2)            N/A

     (3)(a) Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (12)

     (3)(b)         Form of Selling Group Agreement.(9)

     (3)(c) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Contracts" in the Statement of Additional Information that is filed as part of this Registration Statement).

     (4)(a)         Form of Immediate Variable Annuity Contract, Form No. 03017.
                    (3)

     (5)(a)         Specimen form of Single Premium Immediate Annuity
                    Application. (3)

     (5)(b) Form of Single Premium Immediate Variable Annuity Application Supplement for Variable Contracts, Form No. AGLC100819-2003 Rev 0904. (33)

     (5)(c) Form of Service Request for Single Premium Immediate Variable Annuity, Form No. AGLC101315. (33)

     (5)(d) Form of Withdrawal Form for Single Premium Immediate Variable Annuity, Form No. AGLC101317. (33)

     (5)(e) Form of Customer Service Form for Single Premium Immediate Variable Annuity, Form No. AGLC101319. (33)

     (6)(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991.
                    (4)

     (6)(b) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (6)

     (6)(c) By-Laws of American General Life Insurance Company, restated as of June 8, 2005. (34)

     (7)            N/A

     (8)(a) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (11)

     (8)(b)(i) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (10)

     (8)(b)(ii) Form of Amendment Four to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (22)

     (8)(b)(iii) Form of Amendment Six to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (30)

     (8)(b)(iv) Form of Amendment Seven to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General

                    Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (3)

     (8)(c)(i) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (16)

     (8)(c)(ii) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (14)

     (8)(c)(iii) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (8)

     (8)(c)(iv) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (22)

     (8)(c)(v) Form of Amendment Four to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (3)

     (8)(d)(i) Form of Participation Agreement Between American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (10)

     (8)(d)(ii) Amendment One to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (14)

     (8)(d)(iii) Form of Amendment Four to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (3)

     (8)(e)(i) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (10)

     (8)(e)(ii) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (8)

     (8)(e)(iii) Form of Amendment Six to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (27)

     (8)(e)(iv) Form of Amendment Nine to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (3)

     (8)(f)(i) Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP., Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (15)

     (8)(f)(ii) Amendment Number 1 to Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (17)

     (8)(f)(iii) Form of Amendment Seven to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Securities Incorporated. (22)

     (8)(f)(iv) Form of Amendment Eight to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Distributors, Inc.
                    (27)

     (8)(f)(v) Form of Amendment Ten to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP,

                    American General Life Insurance Company and American General Distributors, Inc. (29)

     (8)(f)(vi) Form of Amendment Eleven to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Distributors, Inc.
                    (3)

     (8)(g)(i) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (10)

     (8)(g)(ii) Form of Amendment Two to Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (3)

     (8)(h)(i) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (15)

     (8)(h)(ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (14)

     (8)(h)(iii) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (22)

     (8)(h)(iv) Form of Amendment Seven to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (27)

     (8)(h)(v) Form of Amendment Nine to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc. (29)

     (8)(h)(vi) Form of Amendment Ten to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc. (3)

     (8)(i)(i) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (20)

     (8)(i)(ii) Form of Amendment One to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (7)

     (8)(i)(iii) Form of Amendment No. 2 to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. and American Century Investment Services, Inc. (32)

     (8)(j)(i) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (20)

     (8)(j)(ii) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (20)

     (8)(j)(iii) Form of Amendment to Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (3)

     (8)(k)(i) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (8)

     (8)(k)(ii) Form of Amendment No. 1 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (27)

     (8)(k)(iii) Form of Amendment No. 3 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (3)

     (8)(l)(i) Form of Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust
                    II. (8)

     (8)(l)(ii) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (31)

     (8)(m) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (8)

     (8)(n)(i) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (8)

     (8)(n)(ii) Form of Amendment to Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (32)

     (8)(o) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (8)

     (8)(p)(i) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (8)

     (8)(p)(ii) Form of Amendment No. 1 to Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (27)

     (8)(p)(iii) Form of Amendment No. 3 to Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (31)

     (8)(p)(iv) Form of Amendment No. 4 to Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (3)

     (8)(q) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (6)

     (8)(r)(i) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (19)

     (8)(r)(ii) Form of Amendment One to Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (3)

     (8)(s)(i) Form of Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000 (24)

     (8)(s)(ii) Form of Amendment Three to Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000. (3)

     (8)(t) Form of Amended and Restated Administrative Services Agreement between American General Life Insurance Company and A I M Advisors, Inc. (32)

     (8)(u)(i) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (13)

     (8)(u)(ii) Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation effective as of December 1, 1998. (13)

     (8)(v) Form of Administrative Services Agreement by and between American General Life Insurance Company and JPMorgan Chase Bank, effective May 1, 2003. (31)

     (8)(w) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (8)

     (8)(x)(i) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (20)

     (8)(x)(ii) Form of Amendment to Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (3)

     (8)(y)(i) Form of Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (26)

     (8)(y)(ii) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective May 1, 2000. (21)

     (8)(y)(iii) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective November 1, 2001. (25)

     (8)(y)(iv) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective May 14, 2002. (28)

     (8)(y)(v) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective October 1, 2002. (31)

     (8)(y)(vi) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (3)

     (8)(z)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (18)

     (8)(z)(ii) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (25)

     (8)(z)(iii) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective May 1, 2003.
                    (31)

     (8)(z)(iv) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC. (3)

     (8)(aa)(i) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (8)

     (8)(aa)(ii) Form of Amendment No. 1 to Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (27)

     (8)(aa)(iii)   Form of Amendment No. 3 to Amended and Restated
                    Participation Agreement by and between Variable Insurance
                    Products Fund, Fidelity Distributors Corporation and
                    American General Life Insurance Company. (31)

     (8)(aa)(iv) Form of Amendment No. 4 to Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (3)

     (8)(bb) Form of Service Contract by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective October 1, 2002. (31)

     (8)(cc) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (8)

     (8)(dd) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (8)

     (8)(ee) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (8)

     (8)(ff)(i) Form of Participation Agreement by and among American General Life Insurance Company and SunAmerica Series Trust.
                    (23)

     (8)(ff)(ii) Form of Addendum to Fund Participation Agreement For Class A Shares by and between SunAmerica Series Trust and American General Life Insurance Company. (32)

     (8)(ff)(iii)   Form of Amendment to Participation Agreement by and among
                    American General Life Insurance Company and SunAmerica
                    Series Trust, dated July 2, 2003. (3)

     (8)(gg)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and SunAmerica Asset Management Corp. (23)

     (8)(gg)(ii) Form of Amendment One to Administrative Services Agreement by and among American General Life Insurance Company and SunAmerica Asset Management Corp. (3)

     (8)(hh)(i) Form of Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (31)

     (8)(hh)(ii) Form of Amendment One to Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated.
                    (3)

     (8)(ii) Form of Services Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company. (31)

     (8)(jj)(i) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (24)

     (8)(jj)(ii) Form of Amendment No. 1 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (31)

     (8)(jj)(iii)   Form of Amendment No. 2 to Participation Agreement by and
                    among American General Life Insurance Company, Oppenheimer
                    Variable Account Funds and OppenheimerFunds, Inc. (3)

     (8)(kk)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and
                    OppenheimerFunds, Inc. (24)

     (8)(kk)(ii) Form of Amendment No. 1 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (31)

     (8)(kk)(iii)   Form of Amendment No. 2 to Administrative Services Agreement
                    by and among American General Life Insurance Company and
                    OppenheimerFunds, Inc. (3)

     (8)(ll)(i) Form of Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and American General Life Insurance Company.
                    (31)

     (8)(ll)(ii) Form of Amendment One to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and American General Life Insurance Company. (3)

     (8)(mm)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company. (2)

     (8)(mm)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated May 21, 1975.
                    (2)

     (8)(mm)(iii)   Form of Addendum No. 2 to Service and Expense Agreement
                    dated February 1, 1974, between American International
                    Group, Inc. and various affiliate subsidiaries, including
                    American General Life Insurance Company, dated September 23,
                    1975. (2)

     (8)(mm)(iv) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated December 30, 1998. (2)

     (8)(mm)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, effective January 1, 2002. (2)

     (8)(mm)(vi) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (2)

     (8)(mm)(vii)   Form of Addendum No. 32 to Service and Expense Agreement
                    dated February 1, 1974, among American International Group,
                    Inc. and various affiliate subsidiaries, including American
                    General Life Insurance Company, American General Life
                    Companies, LLC and American General Equity Services
                    Corporation, effective May 1, 2004. (32)

     (8)(nn)(i) Form of Indemnification Letter Agreement by and between J.P. Morgan Investment Management Inc. and American General Life Insurance Company. (32)

     (8)(oo) General Guarantee Agreement between American General Life Insurance Company and American Home Assurance Company. (34)

     (9) Opinion and Consent of Lauren W. Jones, Esq., Deputy General Counsel of American General Life Companies, LLC. (3)

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers, LLP. (Filed herewith)

     (11)           Not applicable.

     (12)           Not applicable.

----------
(1) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 002-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D on December 17, 2003.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(6) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(7) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D on October 16, 2000.

(8) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(9) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(12) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(13) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(14) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(15) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(16) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(17) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(18) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(19) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(20) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(21) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 10, 2001.

(22) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(23) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

(24) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(25) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(26) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 26, 2000.

(27) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2001.

(28) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-82982) of American General Life Insurance Company Separate Account VL-R filed on May 13, 2002.

(29) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on January 23, 2003.

(30) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.

(31) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(32) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(33) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on May 2, 2005.

(34) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.

Item 25. Directors and Officers of the Depositor

Name and Principal              Positions and Offices with Depositor
 Business Address             American General Life Insurance Company
------------------            ---------------------------------------
Rodney O. Martin, Jr.         Director, Chairman of the Board of Directors,
2929 Allen Parkway            President and Chief Executive Officer
Houston, TX 77019

M. Bernard Aidinoff           Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz                Director and Chairman-Affluent & Corporate Markets
830 Third Avenue              Profit Center
New York, NY 10022

Name and Principal              Positions and Offices with Depositor
 Business Address             American General Life Insurance Company
------------------            ---------------------------------------
David L. Herzog               Director
2929 Allen Parkway
Houston, TX 77019

Richard A. Hollar             Director, President-Life Brokerage Profit Center
750 West Virginia Street      and Chief Executive Officer-Life Brokerage Profit
Milwaukee, WI 53204           Center

Royce G. Imhoff, II           Director, President-Affluent & Corporate Markets
2929 Allen Parkway            Profit Center and Chief Executive Officer-Affluent
Houston, TX 77019             & Corporate Markets Profit Center

Richard J. Miller             Director, President-Independent Advisor Network
2929 Allen Parkway            Profit Center, Chief Executive Officer-Independent
Houston, TX 77019             Advisor Network Profit Center and Chief Executive
                              Officer-Independent Advisor Group

Ernest T. Patrikis            Director
70 Pine Street
New York, NY 10270

Gary D. Reddick               Director, Executive Vice President and Chief
2929 Allen Parkway            Administrative Officer
Houston, TX 77019

Christopher J. Swift          Director, Executive Vice President and Chief
2929 Allen Parkway            Financial Officer
Houston, TX 77019

James W. Weakley              Director, President-Group Benefits & Financial
2929 Allen Parkway            Institutions, and AIG Workplace Solutions Profit
Houston, TX 77019             Center and Chief Executive Officer-Group Benefits
                              & Financial Institutions, and Workplace Solutions
                              Profit Center

Thomas L. Booker              President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Name and Principal              Positions and Offices with Depositor
 Business Address             American General Life Insurance Company
------------------            ---------------------------------------
Lawrence J. O'Brien           President-Agency Building Profit Center
2727 Allen Parkway
Houston, TX 77019

David R. Armstrong            Executive Vice President
3600 Route 66
Neptune, NJ 07754

Rebecca G. Campbell           Executive Vice President, Human Resources
2929 Allen Parkway
Houston, TX 77019

Steven D. Anderson            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Stephen A. Appleyard          Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Erik A. Baden                 Senior Vice President, SPIA
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard              Senior Vice President, Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein           Senior Vice President and Chief Appointed Actuary
2727-A Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson            Senior Vice President and Chief Information
2727 Allen Parkway            Officer
Houston, TX 77019

James A. Galli                Senior Vice President and Chief Business
830 Third Avenue              Development Officer
New York, NY 10022

Name and Principal              Positions and Offices with Depositor
 Business Address             American General Life Insurance Company
------------------            ---------------------------------------
William F. Guterding          Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.        Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings              Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller                Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major                 Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal              Positions and Offices with Depositor
 Business Address             American General Life Insurance Company
------------------            ---------------------------------------
John W. Penko                 Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi              Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Dennis H. Roberts             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner         Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

James P. Sennett              Senior Vice President
2727 Allen Parkway
Houston, TX 77019

James P. Steele               Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Robert E. Steele              Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Dan E. Trudan                 Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Frederic R. Yopps             Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Steven E. Zimmerman           Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Name and Principal              Positions and Offices with Depositor
 Business Address             American General Life Insurance Company
------------------            ---------------------------------------
Edward F. Bacon               Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                Vice President
2727 Allen Parkway
Houston, TX 77019

Paul Bell, III                Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Michael B. Boesen             Vice President
2727-A Allen Parkway
Houston, TX 77019

James B. Brown                Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield          Vice President
3600 Route 66
Neptune, NJ 07754

Michael Candy                 Vice President
2929 Allen Parkway
Houston, TX 77019

Robert W. Chesner             Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey           Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Name and Principal              Positions and Offices with Depositor
 Business Address             American General Life Insurance Company
------------------            ---------------------------------------
Mark E. Childs                Vice President
2727 Allen Parkway
Houston, TX 77019

Robert M. Cicchi              Vice President
2727 Allen Parkway
Houston, TX 77019

Steven A. Dmytrack            Vice President
2929 Allen Parkway
Houston, TX 77019

Elizabeth Dobbs               Vice President
2727 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield        Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan            Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi           Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Patrick Froze                 Vice President
750 West Virginia Street
Milwaukee, WI 53204

Brad J. Gabel                 Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.     Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal              Positions and Offices with Depositor
 Business Address             American General Life Insurance Company
------------------            ---------------------------------------
Lisa Gerhart                  Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette           Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Kenneth J. Griesemer          Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger         Vice President and Medical Director
70 Pine Street
New York, NY 10270

Joel H. Hammer                Vice President
1 Chase Manhattan Place
New York, NY 10005

John Harmeling                Vice President
2929 Allen Parkway
Houston, Texas 77019

Craig H. Harrel               Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington           Vice President
2727 Allen Parkway
Houston, TX 77019

Bradley Harris                Vice President
2727 Allen Parkway
Houston, TX 77019

Michael Harrison              Vice President, Annuity Product Management
2727 Allen Parkway
Houston, TX 77019

Name and Principal              Positions and Offices with Depositor
 Business Address             American General Life Insurance Company
------------------            ---------------------------------------
Neal C. Hasty                 Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig                Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Stephen D. Howard             Vice President
2929 Allen Parkway
Houston, TX 77019

Janna M. Hubble               Vice President
2929 Allen Parkway
Houston, TX 77019

Walter P. Irby                Vice President
2727 Allen Parkway
Houston, TX 77019

Sharla A. Jackson             Vice President
205 E. 10th Street
Amarillo, TX 79101

David S. Jorgensen            Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy            Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman              Vice President and Real Estate Investment Officer
1 Chase Manhattan Place
New York, NY 10005

Charles L. Levy               Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Name and Principal              Positions and Offices with Depositor
 Business Address             American General Life Insurance Company
------------------            ---------------------------------------
Linda Lewis                   Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley                 Vice President
70 Pine Street
New York, NY 10270

Jerry L. Livers               Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett          Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask                 Vice President, Real Estate Investment Officer and
2727 Allen Parkway            Assistant Secretary
Houston, TX 77019

Gordon S. Massie              Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall              Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland          Vice President
2727 Allen Parkway
Houston, TX 77019

Beverly A. Meyer              Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael            Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal              Positions and Offices with Depositor
 Business Address             American General Life Insurance Company
------------------            ---------------------------------------
Anne K. Milio                 Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller              Vice President
#1 Franklin Square
Springfield, IL 62713

Alex N. Moral                 Vice President
2727 Allen Parkway
Houston, TX 77019

Alberto Murguia               Vice President
2727 Allen Parkway
Houston, TX 77019

Michael R. Murphy             Vice President
750 West Virginia Street
Milwaukee, WI 53204

David W. Napoli               Vice President
2727 Allen Parkway
Houston, TX 77019

Carl T. Nichols               Vice President and Medical Director
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson            Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.          Vice President, Real Estate Investment Officer and
2929 Allen Parkway            Assistant Secretary
Houston, TX 77019

Lori J. Payne                 Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal              Positions and Offices with Depositor
 Business Address             American General Life Insurance Company
------------------            ---------------------------------------
Kirsten M. Pedersen           Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival             Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Rodney E. Rishel              Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins                 Vice President
175 Water Street
New York, NY 10038

Walter J. Rucecki, Jr.        Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben            Vice President
#1 Franklin Square
Springfield, IL 62713

Robert C. Sage                Vice President
2727 Allen Parkway
Houston, TX 77019

Kristin Sather                Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott              Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

Tom L. Scott                  Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

Name and Principal              Positions and Offices with Depositor
 Business Address             American General Life Insurance Company
------------------            ---------------------------------------
T. Clay Spires                Vice President and Tax Officer
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton           Vice President
#1 Franklin Square
Springfield, IL 62713

Veronica Torralba             Vice President
2929 Allen Parkway
Houston, TX 77019

J. Alan Vale                  Vice President
2929 Allen Parkway
Houston, TX 77019

Christian D. Weiss            Vice President
#1 Franklin Square
Springfield, IL 62713

Timothy White                 Vice President
2929 Allen Parkway
Houston, TX 77019

Cynthia P. Wieties            Vice President
2727 Allen Parkway
Houston, TX 77019

Bridgette Wilson              Vice President, New Business
#1 Franklin Square
Springfield, IL 62713

Elizabeth M. Tuck             Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones               Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. An organizational chart for AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.

                               SUBSIDIARIES OF AIG

                                                                                                         Percentage
                                                                                                          of Voting
                                                                                                         Securities
                                                                                     Jurisdiction of   Owned by its
                                                                                       Incorporation      Immediate
                                                                                     or Organization    Parent/(2)/
                                                                                     ---------------   ------------
American International Group, Inc./(1)/.....................................................Delaware   ............ /(3)/
   AIG Aviation, Inc. .......................................................................Georgia   .........100
   AIG Bulgaria Insurance and Reinsurance Company EAD.......................................Bulgaria   .........100
   AIG Capital Corporation..................................................................Delaware   .........100
      AIG Consumer Finance Group, Inc. .....................................................Delaware   .........100
         AIG Bank Polska S.A. ................................................................Poland   .......97.23
         AIG Credit S.A. .....................................................................Poland   ..........80
         Compania Financiera Argentina S.A. ...............................................Argentina   ........92.7
      AIG Finance Holdings, Inc. ...........................................................New York   .........100
         AIG Finance (Hong Kong) Limited ..................................................Hong Kong   .........100
      AIG Global Asset Management Holdings Corp. ...........................................Delaware   .........100
         AIG Asset Management Services, Inc. ...............................................Delaware   .........100
            Brazos Capital Management, L.P. ................................................Delaware   ..........92
         AIG Capital Partners, Inc. ........................................................Delaware   .........100
         AIG Equity Sales Corp. ............................................................New York   .........100
         AIG Global Investment Corp. .....................................................New Jersey   .........100
      International Lease Finance Corporation ............................................California   .......64.85 /(4)/
      AIG Global Real Estate Investment Corp. ..............................................Delaware   .........100
   AIG Credit Corp. ........................................................................Delaware   .........100
      A.I. Credit Corp. ...............................................................New Hampshire   .........100
      Imperial Premium Finance, Inc. .....................................................California   .........100
      Imperial Premium Finance, Inc. .......................................................Delaware   .........100
   AIG Egypt Insurance Company, S.A.E. ........................................................Egypt   .......89.98
   AIG Federal Savings Bank.................................................................Delaware   .........100
   AIG Financial Advisor Services, Inc. ....................................................Delaware   .........100
      AIG Financial Advisor Services (Europe), S.A. ......................................Luxembourg   .........100
   AIG Financial Products Corp. ............................................................Delaware   .........100
      AIG Matched Funding Corp. ............................................................Delaware   .........100
      Banque AIG .............................................................................France   ..........90 /(5)/
   AIG Funding, Inc. .......................................................................Delaware   .........100
   AIG Global Trade & Political Risk Insurance Company....................................New Jersey   .........100
   A.I.G. Golden Insurance Ltd. ..............................................................Israel   .......50.01

                               SUBSIDIARIES OF AIG

                                                                                                         Percentage
                                                                                                          of Voting
                                                                                                         Securities
                                                                                     Jurisdiction of   Owned by its
                                                                                       Incorporation      Immediate
                                                                                     or Organization    Parent/(2)/
                                                                                     ---------------   ------------
   AIG Life Insurance Company...............................................................Delaware   ..........79 /(6)/
   AIG Life Insurance Company of Canada.......................................................Canada   .........100
   AIG Life Insurance Company of Puerto Rico.............................................Puerto Rico   .........100
   AIG Liquidity Corp. .....................................................................Delaware   .........100
   AIG Marketing, Inc. .....................................................................Delaware   .........100
   AIG Memsa, Inc. .........................................................................Delaware   .........100 /(7)/
      Tata AIG General Insurance Company Limited...............................................India   ..........26
   AIG Private Bank Ltd. ................................................................Switzerland   .........100
   AIG Retirement Services, Inc. ...........................................................Delaware   .........100 /(8)/
      SunAmerica Life Insurance Company......................................................Arizona   .........100
         SunAmerica Investments, Inc. .......................................................Georgia   ..........70 /(9)/
            AIG Advisor Group, Inc. ........................................................Maryland   .........100
               Advantage Capital Corporation................................................New York   .........100
               FSC Securities Corporation...................................................Delaware   .........100
               Royal Alliance Associates, Inc. .............................................Delaware   .........100
               Sentra Securities Corporation..............................................California   .........100
               Spelman & Co., Inc. .......................................................California   .........100
               SunAmerica Securities, Inc. .................................................Delaware   .........100
            AIG SunAmerica Life Assurance Company............................................Arizona   .........100 /(10)/
               AIG SunAmerica Asset Management Corp. .......................................Delaware   .........100
                  AIG SunAmerica Capital Services. Inc. ....................................Delaware   .........100
            First SunAmerica Life Insurance Company.........................................New York   .........100
   AIG Risk Management, Inc. ...............................................................New York   .........100
   AIG Technologies, Inc. .............................................................New Hampshire   .........100
   AIGTI, Inc. .............................................................................Delaware   .........100
   AIG Trading Group Inc. ..................................................................Delaware   .........100
      AIG International, Inc. ..............................................................Delaware   .........100
   AIU Insurance Company....................................................................New York   ..........52 /(11)/
   AIU North America, Inc. .................................................................New York   .........100
   American General Corporation................................................................Texas   .........100
      American General Bancassurance Services, Inc. ........................................Illinois   .........100
      AGC Life Insurance Company............................................................Missouri   .........100
         AIG Assurance Canada.................................................................Canada   .........100 /(7)/
         AIG Life of Bermuda, Ltd. ..........................................................Bermuda   .........100
         American General Life and Accident Insurance Company..............................Tennessee   .........100
         American General Life Insurance Company...............................................Texas   .........100
            American General Annuity Service Corporation.......................................Texas   .........100
            AIG Enterprise Services, LLC. ..................................................Delaware   .........100
            American General Equity Services Corporation....................................Delaware   .........100
            American General Life Companies, LLC. ..........................................Delaware   .........100
            The Variable Annuity Life Insurance Company........................................Texas   .........100
               VALIC Retirement Services Company...............................................Texas   .........100
               VALIC Trust Company.............................................................Texas   .........100
         American General Property Insurance Company.......................................Tennessee   .......51.85 /(12)/

                               SUBSIDIARIES OF AIG

                                                                                                         Percentage
                                                                                                          of Voting
                                                                                                         Securities
                                                                                     Jurisdiction of   Owned by its
                                                                                       Incorporation      Immediate
                                                                                     or Organization    Parent/(2)/
                                                                                     ---------------   ------------
            American General Property Insurance Company of Florida...........................Florida   .........100
         AIG Annuity Insurance Company.........................................................Texas   .........100
         The United States Life Insurance Company in the City of New York...................New York   .........100
      American General Finance, Inc. ........................................................Indiana   .........100
         American General Auto Finance, Inc. ...............................................Delaware   .........100
         American General Finance Corporation................................................Indiana   .........100
            MorEquity, Inc. ..................................................................Nevada   .........100
               Wilmington Finance, Inc. ....................................................Delaware   .........100
            Merit Life Insurance Co. ........................................................Indiana   .........100
            Yosemite Insurance Company.......................................................Indiana   .........100
               CommoLoCo, Inc. ..........................................................Puerto Rico   .........100
         American General Financial Services of Alabama, Inc. ...............................Alabama   .........100
      American General Investment Management Corporation....................................Delaware   .........100
      American General Realty Investment Corporation...........................................Texas   .........100
      American General Assurance Company....................................................Illinois   .........100
         American General Indemnity Company.................................................Illinois   .........100
         USLIFE Credit Life Insurance Company of Arizona.....................................Arizona   .........100
      Knickerbocker Corporation................................................................Texas   .........100
   American Home Assurance Company..........................................................New York   .........100
      AIG Domestic Claims, Inc. ............................................................Delaware   ..........50 /(13)/
      AIG Hawaii Insurance Company, Inc. .....................................................Hawaii   .........100
         American Pacific Insurance Company, Inc. ............................................Hawaii   .........100
      American International Insurance Company..............................................New York   .........100
         American International Insurance Company of California, Inc. ....................California   .........100
         American International Insurance Company of New Jersey...........................New Jersey   .........100
         Minnesota Insurance Company.......................................................Minnesota   .........100
      American International Realty Corp. ..................................................Delaware   ........31.5 /(14)/
      Pine Street Real Estate Holdings Corp. ..........................................New Hampshire   .......31.47 /(14)/
      Transatlantic Holdings, Inc. .........................................................Delaware   .......33.45 /(15)/
         Transatlantic Reinsurance Company..................................................New York   .........100
            Putnam Reinsurance Company......................................................New York   .........100
            Trans Re Zurich..............................................................Switzerland   .........100
   American International Insurance Company of Delaware.....................................Delaware   .........100
   American International Life Assurance Company of New York................................New York   .......77.52 /(16)/
   American International Reinsurance Company, Ltd. .........................................Bermuda   .........100
      AIG Edison Life Insurance Company........................................................Japan   ..........90 /(17)/
      American International Assurance Company, Limited....................................Hong Kong   .........100
      American International Assurance Company (Australia) Limited.........................Australia   .........100
      American International Assurance Company (Bermuda) Limited.............................Bermuda   .........100
         American International Assurance Co. (Vietnam) Limited..............................Vietnam   .........100
         Tata AIG Life Insurance Company Limited...............................................India   ..........26
      Nan Shan Life Insurance Company, Ltd. ..................................................Taiwan   ..........95
   American International Underwriters Corporation..........................................New York   .........100
   American International Underwriters Overseas, Ltd. .......................................Bermuda   .........100

                               SUBSIDIARIES OF AIG

                                                                                                         Percentage
                                                                                                          of Voting
                                                                                                         Securities
                                                                                     Jurisdiction of   Owned by its
                                                                                       Incorporation      Immediate
                                                                                     or Organization    Parent/(2)/
                                                                                     ---------------   ------------
      AIG Europe (Ireland) Limited...........................................................Ireland   .........100
      AIG Europe (U.K.) Limited..............................................................England   .........100
      AIG Brasil Companhia de Seguros.........................................................Brazil   ..........50
      Universal Insurance Co., Ltd. ........................................................Thailand   .........100
      La Seguridad de Centroamerica, Compania de Seguros S.A. .............................Guatemala   .........100
      La Meridional Compania Argentina de Seguros..........................................Argentina   .........100
      American International Insurance Company of Puerto Rico............................Puerto Rico   .........100
      A.I.G. Colombia Seguros Generales S.A. ...............................................Colombia   .........100
      American International Underwriters GmBH...............................................Germany   .........100
      Underwriters Adjustment Company, Inc. ..................................................Panama   .........100
   American Life Insurance Company..........................................................Delaware   .........100
      AIG Life (Bulgaria) Z.D. A.D. ........................................................Bulgaria   .........100
      ALICO, S.A. ............................................................................France   .........100
      First American Polish Life Insurance and Reinsurance Company, S.A. .....................Poland   .........100
      Inversiones Interamericana S.A. (Chile)..................................................Chile   .........100
      Pharaonic American Life Insurance Company................................................Egypt   .......71.63
      Unibanco AIG Seguros S.A. ..............................................................Brazil   .......47.81 /(18)/
   AIG Life Insurance Company (Switzerland) Ltd. ........................................Switzerland   .........100
   American Security Life Insurance Company, Ltd. ......................................Lichtenstein   .........100
   Birmingham Fire Insurance Company of Pennsylvania....................................Pennsylvania   .........100
   China America Insurance Company, Ltd. ...................................................Delaware   ..........50
   Commerce and Industry Insurance Company..................................................New York   .........100
   Commerce and Industry Insurance Company of Canada.........................................Ontario   .........100
   Delaware American Life Insurance Company.................................................Delaware   .........100
   Hawaii Insurance Consultants, Ltd. ........................................................Hawaii   .........100
   HSB Group, Inc. .........................................................................Delaware   .........100
      The Hartford Steam Boiler Inspection and Insurance Company.........................Connecticut   .........100
         The Hartford Steam Boiler Inspection and Insurance Company of Connecticut.......Connecticut   .........100
         HSB Engineering Insurance Limited...................................................England   .........100
            The Boiler Inspection and Insurance Company of Canada.............................Canada   .........100
   The Insurance Company of the State of Pennsylvania...................................Pennsylvania   .........100
   Landmark Insurance Company.............................................................California   .........100
   Mt. Mansfield Company, Inc. ..............................................................Vermont   .........100
   National Union Fire Insurance Company of Pittsburgh, Pa..............................Pennsylvania   .........100
      American International Specialty Lines Insurance Company................................Alaska   ..........70 /(19)/
      Lexington Insurance Company...........................................................Delaware   ..........70 /(19)/
         AIG Centennial Insurance Company...............................................Pennsylvania   .........100
            AIG Premier Insurance Company...............................................Pennsylvania   .........100
               AIG Indemnity Insurance Company..........................................Pennsylvania   .........100
            AIG Preferred Insurance Company.............................................Pennsylvania   .........100
            AIG Auto Insurance Company of New Jersey......................................New Jersey   .........100
         JI Accident & Fire Insurance Co. Ltd. ................................................Japan   ..........50
      National Union Fire Insurance Company of Louisiana...................................Louisiana   .........100
      National Union Fire Insurance Company of Vermont.......................................Vermont   .........100

                               SUBSIDIARIES OF AIG

                                                                                                         Percentage
                                                                                                          of Voting
                                                                                                         Securities
                                                                                     Jurisdiction of   Owned by its
                                                                                       Incorporation      Immediate
                                                                                     or Organization    Parent/(2)/
                                                                                     ---------------   ------------
      21st Century Insurance Group........................................................California   .......33.03 /(20)/
         21st Century Insurance Company...................................................California   .........100
         21st Century Casualty Company....................................................California   .........100
         21st Century Insurance Company of the Southwest.......................................Texas   .........100
      Starr Excess Liability Insurance Company, Ltd. .......................................Delaware   .........100
         Starr Excess Liability Insurance International Ltd. ................................Ireland   .........100
   NHIG Holding Corp. ......................................................................Delaware   .........100
      Audubon Insurance Company............................................................Louisiana   .........100
            Audubon Indemnity Company....................................................Mississippi   .........100
            Agency Management Corporation..................................................Louisiana   .........100
               The Gulf Agency, Inc. ........................................................Alabama   .........100
      New Hampshire Insurance Company...................................................Pennsylvania   .........100
         AIG Europe, S.A. ....................................................................France   ............ /(21)/
         AI Network Corporation.............................................................Delaware   .........100
         American International Pacific Insurance Company...................................Colorado   .........100
         American International South Insurance Company.................................Pennsylvania   .........100
         Granite State Insurance Company................................................Pennsylvania   .........100
         New Hampshire Indemnity Company, Inc. .........................................Pennsylvania   .........100
            AIG National Insurance Company, Inc. ...........................................New York   .........100
         Illinois National Insurance Co. ...................................................Illinois   .........100
         New Hampshire Insurance Services, Inc. .......................................New Hampshire   .........100
      AIG Star Life Insurance Co., Ltd. .......................................................Japan   .........100
   The Philippine American Life and General Insurance Company............................Philippines   .......99.78
      Pacific Union Assurance Company.....................................................California   .........100
      Philam Equitable Life Assurance Company, Inc. .....................................Philippines   .......95.31
      Philam Insurance Company, Inc. ....................................................Philippines   .........100
   Risk Specialist Companies, Inc. .........................................................Delaware   .........100
   United Guaranty Corporation........................................................North Carolina   .......36.3l /(22)/
      United Guaranty Insurance Company...............................................North Carolina   .........100
      United Guaranty Mortgage Insurance Company......................................North Carolina   .........100
      United Guaranty Mortgage Insurance Company of North Carolina....................North Carolina   .........100
      United Guaranty Partners Insurance Company.............................................Vermont   ..........80
      United Guaranty Residential Insurance Company of North Carolina.................North Carolina   .........100
      United Guaranty Residential Insurance Company...................................North Carolina   .......75.03 /(23)/
         United Guaranty Commercial Insurance Company of North Carolina...............North Carolina   .........100
         United Guaranty Mortgage Indemnity Company...................................North Carolina   .........100
         United Guaranty Credit Insurance Company.....................................North Carolina   .........100
      United Guaranty Services, Inc. .................................................North Carolina   .........100

----------
/(1)/ All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on May 31, 2005. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.

/(2)/ Percentages include directors' qualifying shares.
/(3)/ The common stock is owned approximately 12.0 percent by Starr
     International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and 2.0 percent by The Starr Foundation.
/(4)/ Also owned 35.15 percent by National Union Fire Insurance Company of
     Pittsburgh, Pa.
/(5)/ Also owned 10 percent by AIG Matched Funding Corp.
/(6)/ Also owned 21 percent by Commerce and Industry Insurance Company.
/(7)/ Indirect wholly-owned subsidiary.
/(8)/ Formerly known as AIG SunAmerica Inc.
/(9)/ Also owned 30 percent by AIG Retirement Services, Inc.
/(10)/ Formerly known as Anchor National Life Insurance Company.
/(11)/ Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
/(12)/ Also owned 48.15 percent by American General Life and Accident Insurance
     Company.
/(13)/ Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
/(14)/ Also owned by 11 other AIG subsidiaries.
/(15)/ Also owned 25.95 percent by AIG.
/(16)/ Also owned 22.48 percent by American Home Assurance Company.
/(17)/ Also owned ten percent by a subsidiary of American Life Insurance
     Company.
/(18)/ Also owned 1.7 percent by American International Underwriters Overseas,
     Ltd. and .48 percent by American Home Assurance Company.
/(19)/ Also owned 20 percent by The Insurance Company of the State of
     Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
/(20)/ Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
/(21)/ 100 percent to be held with other AIG companies.
/(22)/ Also owned 45.88 percent by National Union Fire Insurance Company of
     Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and 0.86 percent by The Insurance Company of the State of Pennsylvania.
/(23)/ Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 27. Number of Contract Owners

As of April 1, 2005, there were zero owners of contracts of the class covered by this registration statement, zero qualified contracts and zero non-qualified contracts.

Item 28. Indemnification

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgement in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or (3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or (4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 29. Principal Underwriters

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A, American General Life Insurance Company Separate Account VA-1 and American General Life Insurance Company Separate Account VA-2, which all offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for American General Life Insurance Company Separate Account VUL and American General Life Insurance Company Separate Account VUL-2, which all offer interests in flexible premium variable life insurance policies. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b) The following information is provided for each director and officer of the principal underwriter:

Name and Principal                 Positions and Offices with Underwriter
 Business Address               American General Equity Services Corporation
------------------              --------------------------------------------
Rodney O. Martin, Jr.           Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire                 Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis              Director
70 Pine Street
New York, NY 10270

Gary D. Reddick                 Director
2929 Allen Parkway
Houston, TX 77019

Richard J. Miller               President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.          Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez             Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson              Vice President, Chief Compliance Officer and
2727 Allen Parkway              Anti-Money Laundering Compliance Officer
Houston, TX 77019

Elizabeth M. Tuck               Secretary
70 Pine Street
New York, NY 10270

Edward F. Andrzejewski          Tax Officer
70 Pine Street
New York, NY 10270

Name and Principal                 Positions and Offices with Underwriter
 Business Address               American General Equity Services Corporation
------------------              --------------------------------------------
Amy M. Cinquegrana              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones                 Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson               Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming                 Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore                Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

T. Clay Spires                  Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c) Compensation From the Registrant.

                          Net
                      Underwriting
Name of Principal    Discounts and     Compensation on      Brokerage
   Underwriter        Commissions        Redemption        Commissions   Compensation
-----------------    -------------   -------------------   -----------   ------------
American General
   Equity Services
   Corporation             0                  0                 0              0

Item 30. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at #1 Franklin Square, Springfield, Illinois 62713.

Item 31. Management Services   Not Applicable.

Item 32. Undertakings

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Representation Regarding the Reasonableness of Aggregate Fees and Charges Deducted Under the Contracts Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 11th day of August, 2005.

                                        AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        SEPARATE ACCOUNT D
                                        (Registrant)

                                    BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                        (On behalf of the Registrant and itself)


                                    BY: ROBERT F. HERBERT, JR.
                                        ----------------------------------------
                                        ROBERT F. HERBERT, JR.
                                        SENIOR VICE PRESIDENT, TREASURER
                                           AND CONTROLLER

[SEAL]

ATTEST: LAUREN W. JONES
        -------------------------------
        LAUREN W. JONES
        ASSISTANT SECRETARY

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                         Title                          Date
---------                         -----                          ----


RODNEY O. MARTIN, JR.             Director, Chairman,            August 11, 2005
-------------------------------   President and Chief
RODNEY O. MARTIN, JR.             Executive Officer


CHRISTOPHER J. SWIFT              Director and Chief             August 11, 2005
-------------------------------   Financial Officer
CHRISTOPHER J. SWIFT


M. BERNARD AIDINOFF               Director                       August 11, 2005
-------------------------------
M. BERNARD AIDINOFF


DAVID J. DIETZ                    Director                       August 11, 2005
-------------------------------
DAVID J. DIETZ


DAVID L. HERZOG                   Director                       August 11, 2005
-------------------------------
DAVID L. HERZOG


RICHARD A. HOLLAR                 Director                       August 11, 2005
-------------------------------
RICHARD A. HOLLAR


ROYCE G. IMHOFF II                Director                       August 11, 2005
-------------------------------
ROYCE G. IMHOFF II


RICHARD J. MILLER                 Director                       August 11, 2005
-------------------------------
RICHARD J. MILLER

Signature                         Title                          Date
---------                         -----                          ----


ERNEST T. PATRIKIS                Director                       August 11, 2005
-------------------------------
ERNEST T. PATRIKIS


GARY D. REDDICK                   Director                       August 11, 2005
-------------------------------
GARY D. REDDICK


JAMES W. WEAKLEY                  Director                       August 11, 2005
-------------------------------
JAMES W. WEAKLEY

                                  EXHIBIT INDEX

Item 24. Exhibits

     (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.